Reconciliation of Statutory Tax Rates and Effective Tax Rates (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal tax	$ (3,912,707)	$ 2,642,000
State tax	(749,087)	511,000
Interest expense	(653,085)	(11,847,000)
R&D credit	(330,928)	(527,000)
Other Adjustments	586,206	(1,133,000)
Valuation allowance	5,059,601	10,354,000
Net	$ 0	$ 0
Federal Tax	34.00%	34.00%
State Tax	6.50%	6.60%
Interest Expense	5.70%	(152.50%)
R&D credit	2.90%	(6.80%)
Other adjustments	(5.10%)	(14.60%)
Valuation allowance	(44.00%)	133.30%
Net	0.00%	0.00%